UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21258

                     MERCANTILE LONG-SHORT MANAGER FUND LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                            Attn: Jennifer E. Vollmer
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


MERCANTILE LONG-SHORT
MANAGER FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2006

MERCANTILE LONG-SHORT MANAGER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2006
--------------------------------------------------------------------------------

Mercantile Long-Short Manager Fund LLC (the "Fund") invests substantially all of its assets in Mercantile Long-Short Manager Master Fund LLC (the "Master Fund"). As of December 31, 2006, the Fund owned 96.30% of the Master Fund. The schedule of investments of the Master Fund is as follows:

INVESTMENT FUNDS*                                             COST          VALUE      % OF NET ASSETS
EVENT DRIVEN
    Centaurus Alpha Fund, L.P.                             $ 3,000,000   $ 3,411,732              6.12%
                                                           -----------   -----------   ---------------
        Total Event Driven                                   3,000,000     3,411,732              6.12
GENERAL HEDGED EQUITY
    Eden Capital Partners                                    2,000,000     2,495,737              4.48
    Newcastle Partners, L.P.                                 3,000,000     3,143,566              5.64
    Wynnefield Partners Small Cap Value, L.P.                2,750,000     5,398,055              9.69
                                                           -----------   -----------   ---------------
        Total General Hedged Equity                          7,750,000    11,037,358             19.81
INTERNATIONAL HEDGED EQUITY
    Horseman Global Fund, L.P.                               2,161,193     4,287,652              7.70
    Kingdon Associates                                       3,500,000     5,547,328              9.96
                                                           -----------   -----------   ---------------
        Total International Hedged Equity                    5,661,193     9,834,980             17.66
MUNICIPAL BOND ARBITRAGE
    Duration Municipal Fund, L.P.                            3,000,000     3,180,004              5.71
                                                           -----------   -----------   ---------------
        Total Municipal Bond Arbitrage                       3,000,000     3,180,004              5.71
OPPORTUNISTIC GLOBAL CREDIT
    Andromeda Global Credit Partners, L.P.                   2,500,000     2,722,201              4.89
                                                           -----------   -----------   ---------------
        Total Opportunistic Global Credit                    2,500,000     2,722,201              4.89
SECTOR HEDGED EQUITY
    Artis Technology Qualified 2X, L.P.                      3,366,812     5,667,543             10.17
    Basswood Financial Partners, L.P.                        2,250,000     3,001,939              5.39
    DAFNA Fund, L.L.C., Series A                             2,800,000     4,096,951              7.35
    TCS Capital II, L.P.                                     2,200,000     4,999,735              8.98
                                                           -----------   -----------   ---------------
        Total Sector Hedged Equity                          10,616,812    17,766,168             31.89
SPECIALTY - MACRO
    Cipher Composite Fund L.P.                               1,750,000     2,350,386              4.22
    Peak Select Partners L.P.                                1,750,000     2,042,146              3.67
                                                           -----------   -----------   ---------------
        Total Specialty - Macro                              3,500,000     4,392,532              7.89
                                                           -----------   -----------   ---------------
    Total Investment Funds                                 $36,028,005   $52,344,975             93.97%
                                                           ===========   ===========   ===============

* All investments are non-income producing.

As of December 31, 2006, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

         COUNTRY                               COST          VALUE
     Great Britain - 13.82%                $  5,161,193   $  7,699,384
     United States - 80.15%                  30,866,812     44,645,591
                                           ------------   ------------
                                           $ 36,028,005   $ 52,344,975
                                           ============   ============

MERCANTILE LONG-SHORT MANAGER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2006
--------------------------------------------------------------------------------

Percentages above are based on members' capital of $55,704,087. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $36,028,005. Net unrealized appreciation on investments for tax purposes was $16,316,970 consisting of $16,316,970 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 93.97% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Absolute Return Fund LLC


/s/ Kevin A. McCreadie
----------------------------------
Kevin A. McCreadie
Principal Executive Officer

Date: February 27, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
----------------------------------
Kevin A. McCreadie
Principal Executive Officer

Date: February 27, 2007


/s/ Michael D. Daniels
----------------------------------
Michael D. Daniels
Principal Financial Officer

Date: February 27, 2007